Segment Information - Schedule of Segment Results (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025		Jun. 30, 2024
Disclosure of operating segments [Line Items]
Net sales	€ 19,889		€ 18,360	[1],[2]
Other revenues	1,452		1,529	[2],[3]
Cost of sales	(5,881)		(5,966)	[2]
Research and development expenses	(3,717)		(3,335)	[2]
Selling and general expenses	(4,506)		(4,303)	[2]
Net income attributable to non-controlling interests	25		17	[2]
Reportable segments [member]
Disclosure of operating segments [Line Items]
Net sales	19,889		18,360	[4]
Other revenues	1,452		1,529	[4]
Cost of sales	(5,881)		(5,959)	[4]
Research and development expenses	(3,717)		(3,335)	[4]
Selling and general expenses	(4,506)		(4,303)	[4]
Miscellaneous Other Operating Income (Expenses)	(1,943)		(1,414)	[4]
Share of profit (loss) of associates and joint ventures accounted for using equity method	77		66	[4]
Net income attributable to non-controlling interests	(8)		(6)	[4]
Business Operating Income	5,363		4,938	[4]
Biopharma Segment [Member]
Disclosure of operating segments [Line Items]
Net sales	19,889		18,360	[1],[4]
Other revenues	1,246		1,352	[3],[4]
Cost of sales	(5,753)		(5,849)	[4]
Research and development expenses	(3,716)		(3,334)	[4]
Selling and general expenses	(4,447)		(4,247)	[4]
Miscellaneous Other Operating Income (Expenses)	(1,941)		(1,426)	[4]
Share of profit (loss) of associates and joint ventures accounted for using equity method	77		66	[4]
Net income attributable to non-controlling interests	(8)		(6)	[4]
Business Operating Income	5,347		4,916	[4]
Other
Disclosure of operating segments [Line Items]
Net sales		[5]		[4]
Other revenues	206	[5]	177	[4]
Cost of sales	(128)	[5]	(110)	[4]
Research and development expenses	(1)	[5]	(1)	[4]
Selling and general expenses	(59)	[5]	(56)	[4]
Miscellaneous Other Operating Income (Expenses)	(2)	[5]	12	[4]
Share of profit (loss) of associates and joint ventures accounted for using equity method	0	[5]	0	[4]
Net income attributable to non-controlling interests	0	[5]	0	[4]
Business Operating Income	€ 16	[5]	€ 22	[4]

[1]	Figures for 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[2]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[3]	(a) Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[4]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[5]